TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2023
TRADE AND OTHER PAYABLES
Schedule of trade and other payables

	2022	2023
Trade payables	18,457	18,608
Other payables	463	441
Total trade and other payables	18,920	19,049

Schedule of trade payables

	2022	2023
Related parties
Radio frequency usage charges, concession fees, and Universal Service Obligation (“USO”) charges	1,342	2,399
Purchases of equipments, materials, and services	264	430
Payables to other telecommunication providers	169	161
Sub-total	1,775	2,990
Third parties
Purchases of equipments, materials, and services	14,451	12,742
Payables to other telecommunication providers	2,231	2,876
Sub-total	16,682	15,618
Total	18,457	18,608

Schedule of trade payables by currency

	2022	2023
Rupiah	16,727	15,929
US Dollar	1,636	2,537
Others	94	142
Total	18,457	18,608